EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the three months ended September 30,		For the nine months ended September 30,
In millions (except for share and earnings per share information)	2025	2024	2025	2024
Net income attributable to equity holders of the Company	$143.1	$55.8	$295.9	$57.2
Basic weighted-average number of ordinary shares	556,199,402	505,412,690	555,203,601	490,972,248
Diluted weighted-average number of ordinary shares	563,532,523	507,716,795	562,594,355	493,776,517
Basic earnings per share	$0.26	$0.11	$0.53	$0.12
Diluted earnings per share	$0.25	$0.11	$0.53	$0.12
Potentially dilutive shares outstanding of 7,150 and 1,749,669 for the three months ended September 30, 2025 and 2024, respectively, and 140,106 and 947,608 for the nine months ended September 30, 2025 and 2024, respectively, related to restricted share units, performance share units, and stock options were excluded from the computation of diluted earnings per share because their effects would have been anti-dilutive.
In addition, as of September 30, 2025 and 2024, potentially dilutive shares outstanding of 3,823,241 and 5,497,086, respectively, related to unvested performance share units and stock options were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.